Related party transactions (Details 1) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders Sterrebeeck BV [member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	1,809,583	1,809,583	1,809,583
Ownership interest common shares, percentage	47.40%	47.40%	47.40%
Ownership interest, preferred shares	1,733,644	1,733,644	1,733,644
Ownership interest preferred shares, percentage	47.10%	47.10%	47.10%
Ownership interest, total shares	3,543,227	3,543,227	3,543,227
Ownership interest total shares, total	47.30%	47.30%	47.30%
Stockholders Grupo Empresarial Santander SL [member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	1,627,891	1,627,891	1,627,891
Ownership interest common shares, percentage	42.60%	42.60%	42.60%
Ownership interest, preferred shares	1,539,863	1,539,863	1,539,863
Ownership interest preferred shares, percentage	41.90%	41.90%	41.90%
Ownership interest, total shares	3,167,754	3,167,754	3,167,754
Ownership interest total shares, total	42.20%	42.20%	42.20%
Stockholders Banco Santander SA [member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	2,696	2,696	2,696
Ownership interest common shares, percentage	0.10%	0.10%	0.07%
Ownership interest, preferred shares
Ownership interest preferred shares, percentage	0.00%	0.00%	0.00%
Ownership interest, total shares	2,696	2,696	2,696
Ownership interest total shares, total	0.00%	0.00%	0.04%
Stockholders Directors [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	3,184	4,444
Ownership interest common shares, percentage	0.10%	0.10%
Ownership interest, preferred shares	3,184	4,444
Ownership interest preferred shares, percentage	0.10%	0.10%
Ownership interest, total shares	6,368	8,888
Ownership interest total shares, total	0.10%	0.10%
Stockholders Other [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	348,148	342,919	357,831
Ownership interest common shares, percentage	9.10%	9.00%	9.40%
Ownership interest, preferred shares	375,952	370,723	385,545
Ownership interest preferred shares, percentage	10.20%	10.10%	10.50%
Ownership interest, total shares	724,100	713,642	743,376
Ownership interest total shares, total	9.80%	9.60%	9.90%
Stockholders Total [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	3,791,502	3,787,533	3,802,940
Ownership interest common shares, percentage	99.30%	99.20%	99.60%
Ownership interest, preferred shares	3,652,643	3,648,674	3,664,081
Ownership interest preferred shares, percentage	99.30%	99.20%	99.70%
Ownership interest, total shares	7,444,145	7,436,207	7,467,021
Ownership interest total shares, total	99.30%	99.20%	99.60%
Treasury Share [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	27,193	31,162	15,755
Ownership interest common shares, percentage	0.70%	0.80%	0.40%
Ownership interest, preferred shares	27,193	31,162	15,755
Ownership interest preferred shares, percentage	0.70%	0.80%	0.40%
Ownership interest, total shares	54,386	62,324	31,510
Ownership interest total shares, total	0.70%	0.80%	0.50%
Stockholders And Treasury Shares Total [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	3,818,695	3,818,695	3,818,695
Ownership interest common shares, percentage	100.00%	100.00%	100.00%
Ownership interest, preferred shares	3,679,836	3,679,836	3,679,836
Ownership interest preferred shares, percentage	100.00%	100.00%	100.10%
Ownership interest, total shares	7,498,531	7,498,531	7,498,531
Ownership interest total shares, total	100.00%	100.10%	100.10%
Stockholders Free Float [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares	348,148	342,919	357,831
Ownership interest common shares, percentage	9.10%	9.00%	9.40%
Ownership interest, preferred shares	375,952	370,723	385,545
Ownership interest preferred shares, percentage	10.20%	10.10%	10.50%
Ownership interest, total shares	724,100	713,642	743,376
Ownership interest total shares, total	9.70%	9.50%	9.90%
Administrators [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, common shares			4,939
Ownership interest common shares, percentage			0.13%
Ownership interest, preferred shares			5,029
Ownership interest preferred shares, percentage			0.11%
Ownership interest, total shares			9,968
Ownership interest total shares, total			0.13%